INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Carrying Value at beginning			$ 5,593,612	$ 3,310,184	$ 3,310,184	$ 2,878,080
Additions			257,800		3,142,363	1,009,618
Write off of assets	$ 163,822		1,035,629		1,671,804	148,627
Impairment loss					(154,622)
Amortization			(579,371)		(704,313)	(428,887)
Carrying Value at ending	5,272,041		$ 5,272,041		$ 5,593,612	3,310,184
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives			10 years		10 years
Carrying Value at beginning			$ 970,019	1,128,734	$ 1,128,734	1,287,450
Additions
Write off of assets
Impairment loss
Amortization			(79,358)		(158,715)	(158,716)
Carrying Value at ending	890,661		$ 890,661		$ 970,019	1,128,734
Acquired and Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives			5 years		5 years
Carrying Value at beginning			$ 3,651,924	908,893	$ 908,893
Additions			252,875		3,111,668	959,882
Write off of assets
Impairment loss
Amortization			(425,821)		(368,637)	(50,989)
Carrying Value at ending	3,478,978		$ 3,478,978		$ 3,651,924	908,893
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives			10 years		10 years
Carrying Value at beginning			$ 862,792	1,191,942	$ 1,191,942	1,556,934
Additions
Write off of assets						(148,627)
Impairment loss					(154,622)
Amortization			(74,192)		(174,528)	(216,365)
Carrying Value at ending	788,600		788,600		862,792	1,191,942
Patents Pending [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying Value at beginning			108,877	78,182	78,182	28,446
Additions			4,925		30,695	49,736
Write off of assets
Impairment loss
Amortization
Carrying Value at ending	$ 113,802		113,802		$ 108,877	78,182
Non-Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives					10 years
Carrying Value at beginning				$ 2,433	$ 2,433	5,250
Additions
Write off of assets
Impairment loss
Amortization					(2,433)	(2,817)
Carrying Value at ending						$ 2,433